Property, plant and equipment, net	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment, net
10.	Property, plant and equipment, net

Property, plant and equipment, net as of December 31, 2016 and 2017 are as follows:

	2016	2017
	RMB	RMB

Computers and servers	129,842	150,593
Automobiles for Group uses	29,436	35,805
Automobiles for operating leases	84,318	1,267,556
Furniture and fixtures	9,745	14,101
Leasehold improvements	94,741	98,594
Less: accumulated depreciation	(153,522)	(270,453)

Net book value	194,560	1,296,196

Depreciation expenses recognized for the years ended December 31, 2015, 2016 and 2017 were RMB55.5 million, RMB55.9 million and RMB185.3 million, respectively.